Note 2 - Revenue Recognition - Disaggregation of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Gain on equity securities	[1]	$ (173,000)	$ 209,000
Gain on other real estate owned		(0)	43,000
Earnings on bank-owned life insurance	[1]	459,000	546,000
Gain on sale of loans	[1]	24,000	1,240,000
Revenue from investment services	[2]	674,000	727,000
Miscellaneous Fee income		299,000	276,000
Gross rental income		951,000	180,000
Other income		662,000	603,000
Total noninterest income		6,746,000	7,249,000
Overdraft Fees [Member]
Noninterest income revenue		905,000	727,000
ATM Banking Fees [Member]
Noninterest income revenue		1,489,000	1,377,000
Service Charge and Other Fees [Member]
Noninterest income revenue		$ 1,456,000	$ 1,321,000

[1]	Not within scope of ASC 606
[2]	From services offered by the Company through it's servicing partnership with LPL Financial